Contingent Liabilities and Financial Commitments - Other contingencies - Additional Information (Details) - 12 months ended Dec. 31, 2021 € in Millions, £ in Millions	EUR (€) ProductLiabilityAction	GBP (£)
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of indemnity cases pending	3
Winston Kool Salem Or Maverick
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Amendment Date	Jun. 12, 2015
Cigarette brand subjected to indemnity description	one or more of the Winston, Kool, Salem or Maverick cigarette brands.
JTI Indemnities
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Date	Mar. 09, 1999
Purchase agreement Amendment Date	May 11, 1999
SFRTI Indemnity
Disclosure Of Commitments And Contingencies [Line Items]
Amount in Dispute	€ 21	£ 17.6